27 Benefits offered to team members (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Total obligations	R$ 470,417	R$ 274,366	R$ 240,190	R$ 201,516
Fair value of plan assets	(81,342)	(67,993)	R$ (46,415)	R$ (39,380)
Consolidated net balance (non-current liabilities)	389,075	206,373
Novamont Braskem America [Member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	(79,784)	(66,073)
Braskem Alemanha [Member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	(1,558)	(1,842)
Defined Benefit [Member]
Disclosure of defined benefit plans [line items]
Total obligations	245,565	183,609
Defined Benefit [Member] | Novamont Braskem America [Member]
Disclosure of defined benefit plans [line items]
Total obligations	80,593	68,904
Defined Benefit [Member] | Braskem Alemanha And Netherlands [Member]
Disclosure of defined benefit plans [line items]
Total obligations	153,564	114,705
Defined Benefit [Member] | Braskem Idsea [Member]
Disclosure of defined benefit plans [line items]
Total obligations	11,408
Health Care Plan [Member] | Bradesco Saude [Member]
Disclosure of defined benefit plans [line items]
Total obligations	R$ 224,852	R$ 90,679